UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2003

            Check here if Amendment |_|; Amendment Number: __________

                        This Amendment (Check only one.):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Technology Crossover Management IV, L.L.C.

Address: 528 Ramona Street, Palo Alto, CA 94301

Form 13F File Number: 028-10060

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell

Title: Attorney-in-Fact

Phone: 650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell
[Signature]

Palo Alto, California
[City, State]

July 7, 2003
[Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
                                                --------------

Form 13F Information Table Entry Total:         6
                                                --------------

Form 13F Information Table Value Total:         $522,137
                                                --------------
                                                (thousands)

List of Other Included Managers:                None

                           FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
Altiris, Inc.                Common      02148M100      111,907      5,598,167   SH        Sole              5,598,167    0      0
eLoyalty Corp.               Common      290151109        2,160        553,873   SH        Sole                553,873    0      0
Expedia, Inc.                Common      302125109      300,991      3,953,128   SH        Sole              3,953,128    0      0
Netflix, Inc.                Common      64110L106       91,193      3,569,194   SH        Sole              3,569,194    0      0
Peregrine Systems, Inc.      Common      71366Q101           15         39,130   SH        Sole                 39,130    0      0
Vastera, Inc.                Common      92239N109       15,871      2,667,420   SH        Sole              2,667,420    0      0
                                                        -------
                                             TOTAL      522,137